INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 4,313	$ 3,888
Work in process	1,335	906
Raw materials	674	631
Supplies	826	790
Total	7,148	6,215
Adjustment of inventories to a LIFO basis	(249)	(170)
Total inventories	$ 6,899	$ 6,045